As filed with the Securities and Exchange Commission on June 22, 2005
Registration No. 333-

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-2
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No.
☐ Post-Effective Amendment No.
Gladstone Investment Corporation
(Exact name of registrant as specified in its charter)

Delaware	83-0423116
(State of Incorporation)	(I.R.S. Employer Identification No.)

1521 Westbranch Drive, Suite 200
McLean, Virginia 22102
(703) 287-5800
(Address and telephone number, including area code, of principal executive offices)

David Gladstone
Chairman and Chief Executive Officer
Gladstone Investment Corporation
1521 Westbranch Drive, Suite 200
McLean, Virginia 22102
(Name and address of agent for service)

Copies to:

Thomas R. Salley, Esq.
Darren K. DeStefano, Esq.
Noah B. Pittard, Esq.
Cooley Godward LLP
One Freedom Square
Reston Town Center
11951 Freedom Drive
Reston, Virginia 20190
(703) 456-8000
(703) 456-8100 (facsimile)	John A. Good, Esq. Helen W. Brown, Esq. Bass, Berry & Sims PLC The Tower at Peabody Place 100 Peabody Place, Suite 900 Memphis, Tennessee 38103-3672 (901) 543-5900 (888) 543-5999 (facsimile)

      Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.
      If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.     ☐
      ☑ This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-123699.

CALCULATION OF REGISTRATION FEE

		Proposed Maximum	Proposed Maximum
	Amount to Be	Offering Price per	Aggregate Offering	Amount of
Title of Securities Being Registered(1)	Registered(2)	Share(3)	Price(3)	Registration Fee

Common Stock, $0.001 par value per share	2,760,000 shares	$15.00	$41,400,000	$4,872.78

(1)	13,800,000 shares were registered under SEC File No. 333-123699, and a filing fee of $24,363.90 was previously paid with the earlier registration statement.
(2)	Includes 360,000 shares subject to sale pursuant to the underwriters’ over-allotment option.
(3)	Estimated solely for the purpose of calculating the amount of the registration fee.

EXPLANATORY NOTE
      This registration statement is filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended, and relates to the initial public offering of common stock of Gladstone Investment Corporation, a Delaware corporation, contemplated by a Registration Statement on Form N-2, Securities and Exchange Commission File No. 333-123699 (the “Prior Registration Statement”), and is filed solely to increase the number of shares to be offered in such offering by 2,400,000 shares plus up to 360,000 additional shares that may be sold pursuant to the underwriters’ over-allotment option. The contents of the Prior Registration Statement, including the amendments thereto, are hereby incorporated into this Registration Statement on Form N-2 by reference.

SIGNATURES
      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of McLean, Commonwealth of Virginia, on the 22nd day of June, 2005.

GLADSTONE INVESTMENT CORPORATION

By:	/s/ David Gladstone

David Gladstone
Chairman of the Board of Directors and Chief Executive Officer
      Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David Gladstone David Gladstone	Chairman of the Board of Directors and Chief Executive Officer (Principal Executive Officer)	June 22, 2005

/s/ Terry Lee Brubaker Terry Lee Brubaker	Vice Chairman, Chief Operating Officer and Director	June 22, 2005

/s/ George Stelljes III George Stelljes III	President, Chief Investment Officer and Director	June 22, 2005

/s/ Harry T. Brill, Jr. Harry T. Brill, Jr.	Chief Financial Officer (Principal Financial and Accounting Officer)	June 22, 2005

/s/ David A.R. Dullum David A.R. Dullum	Director	June 22, 2005

/s/ Michela A. English Michela A. English	Director	June 22, 2005

/s/ Anthony W. Parker Anthony W. Parker	Director	June 22, 2005

/s/ Maurice W. Coulon Maurice W. Coulon	Director	June 22, 2005

/s/ Paul W. Adelgren Paul W. Adelgren	Director	June 22, 2005

/s/ John H. Outland John H. Outland	Director	June 22, 2005

      All exhibits filed with or incorporated by reference in Registration Statement No. 333-123699, as amended, are incorporated by reference into, and shall be deemed a part of, this Registration Statement, except for the following which are filed herewith.
EXHIBIT LIST

Exhibit
Number		Description

l		Opinion of Cooley Godward LLP.
n	.1	Consent of independent registered public accounting firm.
n	.2	Consent of Cooley Godward LLP (included in Exhibit l).